INVESTMENT IN ASSOCIATE (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of associates [abstract]
Summary Of Investment In Associate

Balance at December 31, 2023	$240,116
Loss on dilution of ownership interest in associate	(113)
Share of net loss from associate	(13,798)
Share of other comprehensive income from associate	3,389
Balance at December 31, 2024	$229,594
Loss on dilution of ownership interest in associate	(11,481)
Share of net loss from associate	(279)
Share of other comprehensive loss from associate	(1,230)
Acquisition of additional investment in associate	18,250
Impairment loss	(81,009)
Balance at December 31, 2025	$153,845
Fair value of investment in associate as at December 31, 2025	$205,820

Summary Of Financial Information For Iso Energy

Summarized financial information for IsoEnergy is as follows:

	December 31, 2025	December 31, 2024
Cash	$62,906	$21,295
Other current assets	2,659	7,110
Marketable securities	53,452	31,181
Non-current assets	297,941	281,249
Total assets	$416,958	$340,835

Current liabilities	12,399	35,104
Non-current liabilities	3,133	2,568
Total liabilities	$15,532	$37,672

	Year ended Dec 31, 2025	Year ended Dec 31, 2024
Net loss	$(1,127)	$(42,135)
Other comprehensive income (loss)	$(3,636)	$10,172
Total comprehensive loss	$(4,763)	$(31,963)